Trade Receivables - Summary of Provision for Impairment of Trade Receivables (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
At beginning of year	¥ 86	¥ 76
Impairment losses, net (note 10)	3	15
Amount written off as uncollectible	(12)	(5)
At end of year	¥ 77	¥ 86